RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 10,666,816	$ 5,420,641
Operating limited partnership rents received in advance	33,570	10,037
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,941,869)	1,957,719
Other	21,948,565	10,047,309
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(11,617,242)	(13,543,112)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(4,565,374)	(5,944,658)
Impairment loss not recognized for tax purposes	1,464,002	2,593,629
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(17,613,704)	(17,332,242)
Income (loss) for tax return purposes	(1,625,236)	(16,790,677)
Series Twenty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(66,671)	88,834
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(62,628)	16,576
Other	952	1,794,570
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(109,408)	(71,803)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(40,532)	(42,143)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,798)	(510,585)
Income (loss) for tax return purposes	(283,085)	1,275,449
Series Twenty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	279,798	(46,655)
Operating limited partnership rents received in advance	0	68
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	19,976	57,300
Other	1,171,340	34,967
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(28,188)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(35,256)	(177,003)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(390,000)	(1,125)
Income (loss) for tax return purposes	1,045,858	(160,636)
Series Twenty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	178,017	100,765
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	9,937	(82,281)
Other	634,033	818,041
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(57,309)	(209,033)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(11,278)	(57,628)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(222,930)	(171,862)
Income (loss) for tax return purposes	530,470	398,002
Series Twenty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	168,719	430,054
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(154,401)	(343,237)
Other	573,118	1,538,015
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(372,667)	(91,241)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(74,999)	(179,565)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	12,654	(485,931)
Income (loss) for tax return purposes	152,424	868,095
Series Twenty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	27,462	191,861
Operating limited partnership rents received in advance	358	(782)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	157,886	387,925
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(146,078)	(175,016)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(39,106)	(35,225)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	51,324	(283,609)
Income (loss) for tax return purposes	51,846	85,154
Series Twenty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(33,376)	1,261,858
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	50,851	87,932
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(70,287)	(51,562)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(65,924)	(75,791)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(14,657)	(1,310,427)
Income (loss) for tax return purposes	(133,393)	(87,990)
Series Twenty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(66,471)	557,776
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	1,509,253	(125,676)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(461,073)	(600,059)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(123,216)	(225,709)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(95,955)	(660,287)
Income (loss) for tax return purposes	762,538	(1,053,955)
Series Twenty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(152,027)	49,734
Operating limited partnership rents received in advance	0	9,626
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(44,238)
Other	106,892	753,365
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(226,075)	(259,374)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(253,680)	(114,847)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(20,623)	(1,610,120)
Income (loss) for tax return purposes	(545,513)	(1,215,854)
Series Twenty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,295,112	6,008,855
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(706,182)
Other	751,162	(2,404,086)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(533,920)	(540,340)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(67,191)	(81,811)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,394,145)	(6,733,186)
Income (loss) for tax return purposes	51,018	(4,456,750)
Series Twenty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	355,117	44,840
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(236,133)	230,779
Other	1,907,192	3,736,436
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(442,926)	(594,731)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(128,069)	(244,689)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(380,363)	(361,790)
Income (loss) for tax return purposes	1,074,818	2,810,845
Series Thirty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	191,558	(935)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(261,540)	143,019
Other	(733,450)	32,998
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(174,671)	(378,697)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(91,676)	(194,560)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	2,962	(131,309)
Income (loss) for tax return purposes	(1,066,817)	(529,484)
Series Thirty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,144,794	2,566,425
Operating limited partnership rents received in advance	0	3,903
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,902,513)	(310,268)
Other	5,881,305	(998,553)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(551,230)	(621,755)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(136,785)	(377,130)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,294,196)	(2,867,783)
Income (loss) for tax return purposes	2,141,375	(2,605,161)
Series Thirty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	615,369	(149,466)
Operating limited partnership rents received in advance	10,480	9,964
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	85,502	194,588
Other	2,948,629	(201,893)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(513,975)	(1,317,109)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(201,736)	(208,093)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(878,598)	(117,871)
Income (loss) for tax return purposes	2,065,671	(1,789,880)
Series Thirty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,023,616	(32,528)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	19,848	118,662
Other	358,642	(160,568)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(250,938)	(326,229)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(124,116)	(126,770)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,094,625)	(123,520)
Income (loss) for tax return purposes	(67,573)	(650,953)
Series Thirty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	316,271	359,261
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(474,323)	176,928
Other	3,365,399	(1,485,680)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(360,810)	(402,243)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(126,064)	(164,441)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(333,873)	(621,860)
Income (loss) for tax return purposes	2,386,600	(2,138,035)
Series Thirty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,374,252	(196,280)
Operating limited partnership rents received in advance	388	1,011
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	88,845	148,216
Other	(981,206)	143,386
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(403,942)	(579,167)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(131,468)	(311,392)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,587,306)	(13,707)
Income (loss) for tax return purposes	(1,640,437)	(807,933)
Series Thirty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	444,498	(100,022)
Operating limited partnership rents received in advance	530	(18,119)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	101,759	82,426
Other	389,350	143,779
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(381,014)	(567,327)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(110,314)	(131,187)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(659,104)	(117,050)
Income (loss) for tax return purposes	(214,295)	(707,500)
Series Thirty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(161,074)	(157,664)
Operating limited partnership rents received in advance	1,620	5,911
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	157,320	196,940
Other	1,915,796	564,376
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(973,078)	(1,274,223)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(159,522)	(173,483)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(80,976)	(119,302)
Income (loss) for tax return purposes	700,086	(957,445)
Series Thirty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(91,569)	(120,423)
Operating limited partnership rents received in advance	7,881	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	139,400	164,400
Other	178,787	299,285
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(401,471)	(403,406)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(354,740)	(394,067)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(178,037)	(82,415)
Income (loss) for tax return purposes	(699,749)	(536,626)
Series Thirty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	49,450	(112,061)
Operating limited partnership rents received in advance	7,879	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	93,229	134,085
Other	(1,089,112)	292,863
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(283,760)	(503,080)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(255,315)	(309,689)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(266,500)	(86,424)
Income (loss) for tax return purposes	(1,744,129)	(584,306)
Series Forty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	584,797	(209,771)
Operating limited partnership rents received in advance	255	1,970
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	193,581	200,016
Other	689,192	346,713
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(485,428)	(795,406)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(211,853)	(203,812)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,904,213)	(111,529)
Income (loss) for tax return purposes	(1,133,669)	(771,819)
Series Forty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	302,913	(246,035)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	228,916	237,564
Other	617,780	564,224
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(652,535)	(556,039)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(250,072)	(302,876)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(631,463)	(97,417)
Income (loss) for tax return purposes	(384,461)	(400,579)
Series Forty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	3,133,162	(56,734)
Operating limited partnership rents received in advance	1,603	94
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	42,892	248,290
Other	268,792	813,094
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(820,041)	(896,588)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(226,546)	(285,271)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,303,390)	(252,110)
Income (loss) for tax return purposes	(903,528)	(429,225)
Series Forty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	2,323,909	(634,723)
Operating limited partnership rents received in advance	718	194
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	206,108	306,780
Other	679,343	1,366,368
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(980,275)	(666,281)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(185,336)	(338,918)
Impairment loss not recognized for tax purposes	0	268,187
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,689,401)	(90,385)
Income (loss) for tax return purposes	(644,934)	211,222
Series Forty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(323,040)	(359,371)
Operating limited partnership rents received in advance	0	1,663
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	254,628	254,628
Other	69,815	112,456
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(612,970)	(645,418)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(455,768)	(487,779)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(8,597)	(26,918)
Income (loss) for tax return purposes	(1,075,932)	(1,150,739)
Series Forty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(1,050,682)	(1,442,530)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	283,200	283,200
Other	195,977	1,456,407
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(674,036)	(673,720)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(236,814)	(247,030)
Impairment loss not recognized for tax purposes	661,498	918,818
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(136,780)	(277,021)
Income (loss) for tax return purposes	(957,637)	18,124
Series Forty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(1,197,088)	(2,374,424)
Operating limited partnership rents received in advance	1,858	(5,466)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	224,528	249,528
Other	330,847	136,565
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(677,325)	(315,077)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(467,998)	(453,749)
Impairment loss not recognized for tax purposes	802,504	1,406,624
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(110,114)	(66,699)
Income (loss) for tax return purposes	$ (1,092,788)	$ (1,422,698)